Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 20, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Jul. 20, 2018
Document Effective Date	Jul. 20, 2018
Prospectus Date	Jul. 20, 2018
Innovator Loup Frontier Tech ETF | Innovator Loup Frontier Tech ETF
Prospectus:
Trading Symbol	LOUP